Debt - Summary of Short Term Debt Maturities (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 152,921,592	$ 102,024,414
Weighted-average interest rate	7.11%	8.50%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 85,340,050	$ 36,698,853
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	67,581,542	65,325,561
Finance Leases [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0	$ 0